Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
4. Property and Equipment, Net
The Company’s Property and equipment, net, were included in the disposal group as part of the MannKind Transaction (as defined in Note 6, Significant Agreements). The Company recorded a full write-down and disposal of its property and equipment, net, balance during the year ended December 31, 2024. The Company’s balance of property and equipment, net, consisted of the following:

	December 31, 2024	December 31, 2023
Laboratory equipment	$ —	$1,656
Capital in progress	—	600
Office furniture and equipment	—	401
Computer equipment	—	237
Leasehold improvements	—	—
	—	2,894
Less accumulated depreciation and amortization	—	(1,736)
Property and equipment, net	$—	$1,158

Depreciation and amortization expense for the year ended December 31, 2024 and 2023 was $106 and $134, respectively.